INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 tankers assets vessel	Dec. 31, 2012 assets tankers
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Number of VLCCs and Suezmaxes Chartered	20
Term of charters, minimum (in years)	4 years
Term of charters, maximum (in years)	13 years
Number of offshore supply vessels chartered on long-term bareboat charters	1
Joint venture, ownership percentage	50.00%
Assets accounted for as direct financing leases and leased to related parties	22	26
Number of Suezmax Tankers Transferred To Operating Lease Assets	2
Assets accounted for as sales-type leases and leased to non-related parties	2	2
Minimum future lease revenues to be received [Abstract]
2014	$ 139,769
2015	136,568
2016	181,743
2017	180,735
2018	174,040
Thereafter	677,256
Total minimum lease revenues	$ 1,490,111